Notes to the Assets of the Balance Sheet - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Market Value	€ 287,938	€ 20,455
Money market funds 1 [member]
Disclosure of financial assets [line items]
Maturity	Daily	Daily
Gross Unrealized Gains	€ 293	€ 125
Gross Unrealized Losses	(405)	0
Market Value	287,938	20,455
Gross carrying amount [member] | Money market funds 1 [member]
Disclosure of financial assets [line items]
Cost	€ 288,050	€ 20,330